As filed with the Securities and Exchange Commission on February 22, 2000
                                                Securities Act File No. 33-68666
                                        Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                  Pre-Effective Amendment No.

Post-Effective Amendment No.  20                                 X
                             ---                              -------

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No.  21                                                X
               ---                                             ------


                                 ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street,
                             Chicago, Illinois 60610
                    (Address of Principal Executive Offices)

     Registrant's Telephone Number, including Area Code: (312) 223-2139

Name and Address of Agent for Service:           Copies to:
Kenneth C. Anderson, President                   Arthur Simon, Esq.
Alleghany Funds                                  Sonnenschein Nath & Rosenthal
171 North Clark Street                           8000 Sears Tower
Chicago, Illinois 60610                          Chicago, Illinois 60606-6404

         It is proposed that this filing will become effective:
          X immediately upon filing pursuant to paragraph (b); or on ________ pursuant to paragraph (b);or
                  60 days after filing pursuant to paragraph (a)(1); or on ________ pursuant to paragraph (a)(1);or 75 days after filing pursuant to paragraph (a)(2);  or
                  on ________  pursuant to paragraph  (a)(2) of Rule 485

                               PART A: PROSPECTUS

                   PART B: STATEMENT OF ADDITIONAL INFORMATION

The Prospectus for the Company dated February 15, 2000, the Prospectus for Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund - Class I Shares, dated February 15, 2000 (each a "Prospectus") and the Statement of Additional Information for the Company dated February 15, 2000 are each incorporated by reference to Post-Effective Amendment No. 19 as filed via EDGAR on February 15, 2000.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits.

              (a) Trust Instrument dated September 10, 1993 is incorporated by reference to Exhibit ___ of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

              (b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

              (c) Not Applicable.

              (d) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993 are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994 are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995 is incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor are incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995 are incorporated by reference to Exhibit No.
              5(a) of Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

              Investment Advisory Agreement for Alleghany/Chicago Trust Small Cap Value Fund with Chicago Title and Trust Company dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC, dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              Investment Advisory Agreement for Alleghany/Blairlogie Emerging Markets Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              Investment Advisory Agreement for Alleghany/Blairlogie International Developed Fund with Blairlogie Capital Management, dated September 17, 1998 is incorporated by reference to Exhibit
              (d) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995 is incorporated by reference to Exhibit No. 5(b) of Post-Effective Amendment No. 9 to the Registration Statement as filed via EDGAR on February 27, 1997.

              Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company and CT&T Funds is incorporated by reference to Exhibit No. 5(d) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              (e) Distribution Agreement between Alleghany Funds and Provident Distributors, Inc., dated September 16, 1999 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.

              (f) Not Applicable.

              (g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

              Form of Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 14 to the Registration Statement as filed via EDGAR on December 31, 1998.

              (h) Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997 is incorporated by reference to Exhibit No. 9(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

              Amendment  to  Transfer  Agency  and  Services  Agreement  between
              Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit
              (h) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1, 1997 is incorporated by reference to Exhibit No. 9(c) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

              Amendment to Sub-Administration Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 17, 1998 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              Amendment to Sub-Administration Agreement between Alleghany Funds and First Data Investor Services Group, Inc., dated September 16, 1999 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.
 .
              Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds is incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

              Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 7 to the Registration Statement as filed via EDGAR on February 22, 1996.

              (i) Not Applicable.



              (j) Consent of Auditor is filed herewith.


              (k) Not Applicable.

              (l) Not Applicable.

              (m) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 dated June 1, 1997 as amended on September 17, 1998 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

              (n) Not applicable.

              (o) Amended Multiple Class Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 16 to the Registration Statement as filed via EDGAR on April 30, 1999.

              Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

              Schedule A of Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, as amended December 16, 1999, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.
 .
Item 24.      Persons Controlled by or Under Common Control with Registrant.

              None.

Item 25.      Indemnification.

              Section 10.2 of the Registrant's Trust Instrument provides as follows:

              10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

              The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

              Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

              Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section
              10.3 states as follows:

              10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

              In  addition,   the  Registrant  currently  has  a  trustees'  and
              officers' liability policy covering certain types of errors and omissions.

Item 26.      Business and Other Connections of Advisers and Sub-Adviser.

              The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

              Montag & Caldwell, Inc.'s ("Montag & Caldwell") sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals.

              At Talon Asset Management ("Talon"), Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

              Alleghany Asset Management holds a 40% minority interest in Veredus Asset Management LLC ("Veredus"), with certain options over the next [eight] years to acquire up to a 70% interest.

              Blairlogie Capital Management ("Blairlogie") is an indirect, wholly-owned subsidiary of Alleghany Corporation.

              The directors and officers of the Trust's Investment Advisers and Sub-Investment Adviser are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         THE CHICAGO TRUST COMPANY


                    NAME                 TITLE/           OTHER BUSINESS
                                         POSITION

                    Stuart D.   Bilton   Director
                                                          President,   Alleghany
                                                          Asset      Management,
                                                          Inc.;   President  and
                                                          Chief        Executive
                                                          Officer,  The  Chicago
                                                          Trust  Co.;  Director,
                                                          Veredus          Asset
                                                          Management       LLC.;
                                                          Director,   Montag   &
                                                          Caldwell, Inc.


                    Edward S.   Bottum   Director
                                                          Managing     Director,
                                                          Chase Franklin  Corp.;
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.;        Corporate
                                                          Director,     Kellwood
                                                          Corp.;       Chairman,
                                                          Learning      Insights
                                                          L.L.C.;       Trustee,
                                                          Pacific    Innovations
                                                          Funds;       Director,
                                                          PetMed    Express.com,
                                                          Inc.;         Trustee,
                                                          Underwriters
                                                          Laboratories,    Inc.;
                                                          Senior        Advisor,
                                                          American International
                                                          Group.


                    Ronald E. Canakaris  Director         Director, Alleghany
                                                          Asset Management,
                                                          Inc.; Director,
                                                          Montag & Caldwell,
                                                          Inc.


                    David B. Cuming      Director         Senior Vice President
                                                          and Chief Financial
                                                          Officer, Alleghany
                                                          Corp.; Director,
                                                          Alleghany Asset
                                                          Management, Inc.
                                                          Inc.; Director, Montag
                                                          & Caldwell, Inc.


                    Robert M.    Hart    Director
                                                          Senior Vice President,
                                                          General   Counsel  and
                                                          Secretary,   Alleghany
                                                          Corp.;       Director,
                                                          Alleghany  Properties,
                                                          Inc.;        Director,
                                                          Sacramento  Properties
                                                          Holdings,        Inc.;
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.; Director, Venton
                                                          Underwriting  Agencies
                                                          Ltd.

                    Jefferson W. Kirby   Director         Vice President,
                                                          Alleghany Corp.;
                                                          Director, Alleghany
                                                          Asset Management,
                                                          Inc.; Director,
                                                          Connecticut Surety
                                                          Corp.; Director,
                                                          Covenant Insurance
                                                          Group; Director,
                                                          Eldorado Bancshares,
                                                          Inc.; Director,
                                                          Sentius Corp.;
                                                          Board Member, The F.M.
                                                          Kirby Foundation,
                                                          Inc.; Board Memner,
                                                          Lafayette College;
                                                          Board Member, The
                                                          National Football
                                                          Foundation; Board
                                                          Member, The Peck
                                                          School; Director,
                                                          Veredus Asset
                                                          Management LLC.


                    Solon P. Patterson  Director
                                                          Director,    Alleghany
                                                          Asset      Management,
                                                          Inc.;   Director   and
                                                          Chairman,  Montag  and
                                                          Caldwell,        Inc.;
                                                          Director,  The Georgia
                                                          Chamber  of  Commerce;
                                                          Board     Member    of
                                                          Governors    of    the
                                                          Investment     Counsel
                                                          Association         of
                                                          America.

                    Robert E. Riley      Director         President and Chief
                                                          Executive Officer,
                                                          Joseph P. Kennedy
                                                          Enterprises, Inc.;
                                                          Director, John F.
                                                          Kennedy Library
                                                          Foundation; Director,
                                                          Alleghany Asset
                                                          Management, Inc.;
                                                          Associate Trustee,
                                                          Holy Cross College;
                                                          Overseer, Beth Israel
                                                          Deaconess Medical
                                                          Center; Overseer,
                                                          Tufts Medical School.

                    Richard P. Toft      Director         Director and Chairman,
                                                          Chicago Title Corp.;
                                                          Director, Chairman
                                                          and Chief Executive
                                                          Officer, Alleghany
                                                         Asset Management, Inc.;
                                                          Director, Peoples
                                                          Energy Corp.

                    The Chicago Trust Company Elected Officers


                    Hubert A. Adams                     Senior Vice President
                    Kenneth C. Anderson                 Senior Vice President
                    Mark D. Berman                      Vice President
                    Stuart D. Bilton                    Director / President
                                                       & Chief Executive Officer
                    Mary Cunningham-Watson              Vice President
                    Gerald F. Dillenburg                Vice President
                    Richard S. Drake                    Vice President
                    Jonathan J. Dunlap                  Vice President
                    Frederick W. Engimann               Senior Vice President
                    Patricia A. Falkowski               Senior Vice President
                    Joan M. Giardina                    Senior Vice President
                    Kathleen M. Jackson                 Senior Vice President
                    Daniel R. Joyce                     Vice President
                    Michael J. Lambert                  Vice President
                    David E. Llewellyn                  Vice President
                    Thomas J. Marthaler                 Vice President
                    Roger A. Meier                      Vice President
                    Mark A. Metz                        Senior Vice President
                    Bernard F. Myszkowski               Senior Vice President
                    Seymour A. Newman                   Senior Vice President,
                                                            Treasurer and Chief
                                                            Financial Officer
                    David L. Nyberg                     Secretary, Assistant
                                                            Trust Counsel
                    William J. Pappas                   Vice President
                    Lois A. Pasquale                    Vice President
                    B. Wyckliffe Pattishall, Jr.        Executive Vice President
                                                            & Chief Operating
                                                            Officer
                    Jeanne D. Reder                     Vice President
                    Alan B. Shidler                     Senior Vice President
                    Carla V. Straeten                   Senior Vice President
                    Robert F. Stuark                    Vice President
                    George W. Vander Vennett            Senior Vice President
                    Barbara E. Weber                    Vice President &
                                                            Director of Human
                                                            Resources
                    Naomi B. Weitzel                    Vice President
                    Angela L.  Williams                 Vice President
                    Terry L. Zirkle                     Senior Vice President

         MONTAG & CALDWELL, INC.

                  Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

                    Jane M. Angolia                     Assistant Vice President
                    Sandra M. Barker                    Vice President
                    Stuart D. Bilton                    Director
                    Janet B. Bunch                      Vice President
                    Debra Bunde Comsudes                Vice President
                    Ronald E. Canakaris                 President, Chief
                                                            Executive Officer,
                                                            Chief Investment
                                                            Officer and Director
                    Elizabeth C. Chester                Senior Vice President
                                                            and Secretary
                    David B. Cuming                     Director
                    Jane R. Davenport                   Vice President
                    James L. Deming                     Vice President
                    Helen M. Donahue                    Assistant Vice President
                    Marcia C. Dubs                      Assistant Vice President
                    Brion D. Friedman                   Vice President
                    Charles Jefferson Hagood            Vice President
                    Richard W. Haining                  Vice President
                    Mark C. Hayes                       Assistant Vice President
                    Lana M. Jordan                      Vice President
                    Rebecca M. Keister                  Vice President
                    Charles E. Markwalter               Vice President
                    Grover C. Maxwell, III              Vice President
                    Michael A. Nadal                    Vice President
                    Solon P. Patterson                  Chairman of the Board
                    Carla T. Phillips                   Assistant Vice President
                    David F. Seng                       Director
                    Brian W. Stahl                      Vice President and
                                                            Treasurer
                    M. Scott Thompson                   Vice President
                    Debbie J. Thomas                    Assistant Vice President
                    David L. Watson                     Vice President
                    William A. Vogel                    Senior Vice President
                    Homer W. Whitman, Jr.               Senior Vice President
                    John S. Whitney, III                Vice President

         VEREDUS ASSET MANAGEMENT LLC

                  Veredus  is  a   registered   investment   adviser   providing
                  investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

                    Stuart D. Bilton                    Director
                    James R. Jenkins                    Director, Vice President
                                                             and Chief Operating
                                                             Officer
                    Jefferson W. Kirby                  Director
                    Charles P. McCurdy, Jr.             Director; Executive Vice
                                                             President and
                                                             Portfolio Manager
                    Charles F. Mercer, Jr.              Vice President and
                                                            Director of Research
                    John S. Poole                       Vice President of
                                                            Business Development
                    B. Anthony Weber                    Director, President and
                                                        Chief Investment Officer

         BLAIRLOGIE CAPITAL MANAGEMENT

                  Blairlogie  is  a  registered   investment  adviser  providing
                  investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Blairlogie during the past two years is incorporated by reference to Form ADV filed by Blairlogie pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48185).

                    Gavin Dobson                        Chief Executive Officer
                    James Smith                         Chief Investment Officer



         TALON ASSET MANAGEMENT, INC.

                  Talon is a registered investment adviser providing investment management services to the Registrant.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).

                    Terry D. Diamond                    Chairman and Director
                    Sophia A. Erskine                   Corporate Secretary
                    Bernard H. Kailin                   Vice President
                    Barbara L. Rumminger                Secretary
                    Alan R. Wilson                      President and Director


Item 27.      Principal Underwriters.

              (a) Provident  Distributors,  Inc.  (the  "Distributor")  acts  as distributor for Alleghany Funds pursuant to a distribution agreement dated December 1, 1999. The Distributor act as principal underwriter for the following investment companies as of 12/1/99: International Dollar Reserve Fund I, Ltd., Provident Institutional Funds Trust, Pacific Innovations Trust, Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia International Stock Fund, Inc., Columbia
                  Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., GAMNA Series Funds, Inc., WT Investment Trust, Kalmar Pooled Investment Trust, The RBB Fund, Inc., Robertson Stephens Investment Trust, HT Insight Funds, Inc., Harris Insight Funds Trust, Hilliard-Lyons Government Fund, Inc., Hilliard-Lyons Growth Fund, Inc., Hilliard-Lyons Research Trust, Senbanc Fund, ABN AMRO Funds, BT Insurance Funds Trust, Alleghany Funds, First Choice Funds Trust, LKCM Funds, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Panorama Trust, Undiscovered Managers Fund, New Covenant Funds, Forward Funds, Inc., Northern Institutional Funds, Light Index Funds, Inc. Weiss Peck & Greer Funds Trust, Weiss Peck & Greer International Fund, WPG Growth Fund, WPG Growth & Income Fund, WPG Tudor Fund, RWB/WPG U..S. Large Stock Fund, Tomorrow Funds Retirement Trust, The Govett Funds, Inc., IAA Trust Growth Fund, Inc., IAA Trust Asset Allocation Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., Matthews International Funds, MCM Funds, Metropolitan West Funds, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Trainer, Wortham First Mutual Funds and The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc. a wholly owned subsidiary of Provident Distributors, Inc.), Northern Funds Trust (Distributed by Northern Funds Distributors, LLC. a wholly owned subsidiary of Provident Distributors, Inc.) and The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc. a wholly owned subsidiary of Provident Distributors, Inc. Provident Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Provident Distributors, Inc. is located at Four Falls Corporate Center, Suite 600, West Conshohocken, Pennsylvania 19428-2961.

              (b) The  information  required by this Item 27(b) with  respect to each director, officer or partner of Provident Distributors, Inc. ("PDI") is incorporated by reference to Schedule A of Form BD filed by PDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer, or partner of PDI holds a position or office with the Registrant.

              (c) Not Applicable.

Item 28.      Location of Accounts and Records.

              All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisers as listed below, except for those maintained by each Fund's Custodian, Bankers Trust Company, 16 Wall Street, New York, New York 10005 and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, MO 64105, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, PFPC Inc., 101 Federal Street, Boston, MA 02110.

                            The Chicago Trust Company
                             171 North Clark Street
                                Chicago, IL 60601

                             Montag & Caldwell, Inc.
                            3343 Peachtree Road, N.E.
                                Atlanta, GA 30326

                          Veredus Asset Management LLC
                          6900 Bowling Blvd., Suite 250
                              Louisville, KY 40207

                          Blairlogie Capital Management
                          4th Floor, 125 Princes Street
                           Edinburgh EH2 4AD, Scotland

                          Talon Asset Management, Inc.
                               One North Franklin
                                Chicago, IL 60606

Item 29.      Management Services.

              Not Applicable.

Item 30.      Undertakings.

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 22nd day of February, 2000.

                                         ALLEGHANY FUNDS

                                         By:      KENNETH C. ANDERSON
                                                  Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity on the 22nd day of February, 2000.


Signature                           Capacity

/s/ STUART D. BILTON                Chairman, Board of Trustees         2/22/00
Stuart D. Bilton


/s/ NATHAN SHAPIRO                  Trustee                             2/22/00
Nathan Shapiro


/s/ GREGORY T. MUTZ                 Trustee                             2/22/00
Gregory T. Mutz


/s/ LEONARD F. AMARI                Trustee                             2/22/00
Leonard F. Amari


/s/ DOROTHEA C. GILLIAM             Trustee                             2/22/00
Dorothea C. Gilliam


/s/ ROBERT A. KUSHNER               Trustee                             2/22/00
Robert A. Kushner


/s/ ROBERT B. SCHERER               Trustee                             2/22/00
Robert B. Scherer


/s/ DENIS SPRINGER                  Trustee                             2/22/00
Denis Springer


/s/ KENNETH C. ANDERSON             President                           2/22/00
Kenneth C. Anderson                         (Principal Executive Officer)


/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Vice       2/22/00
Gerald F. Dillenburg                        President (Principal Accounting
                                            & Financial Officer)

                                  EXHIBIT INDEX


                  EXHIBIT NO.               DESCRIPTION



                  (j)                       Consent of Auditor




Exhibit (j)

                         CONSENT OF INDEPENDENT AUDITORS


The Board of Trustees and Shareholders

Alleghany Funds

We consent to the use of our reports included in the Statement of Additional Information which is incorporated by reference into the Prospectuses and to the reference to our Firm under the headings "Financial Highlights" in each of the Prospectuses and "Reports to Shareholders" in the Statement of Additional Information.


/s/ KPMG LLP

Chicago, Illinois
February 15, 2000